Revenue and Contract Balances (Details) - Schedule of revenue by geographic region - Leafly Holdings, Inc.[Member] - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
United States	$ 24,618	$ 28,204	$ 33,328	$ 27,413
All other countries	2,484	2,755	3,064	2,659
Total	$ 27,102	$ 30,959	$ 36,392	$ 30,072